UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report

Experienced People	Consistent Philosophy	Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

February 28, 2013

Investment Advisor

Geneva Investment Management of Chicago, LLC
181 W. Madison Street, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	5

INVESTMENT HIGHLIGHTS	7

SCHEDULE OF INVESTMENTS	13

STATEMENTS OF ASSETS AND LIABILITIES	20

STATEMENTS OF OPERATIONS	21

STATEMENTS OF CHANGES IN NET ASSETS	22

FINANCIAL HIGHLIGHTS	24

NOTES TO FINANCIAL STATEMENTS	28

NOTICE OF PRIVACY POLICY & PRACTICES	38

ADDITIONAL INFORMATION	39

Dear Shareholders,

U.S. equity markets showed overall resilience through the six months ended February 28, 2013 despite concerns of a government induced “plunge off the fiscal cliff.”  While the rhetoric was heated in Washington, some progress on the deficit was viewed positively by some investors.  Ongoing economic improvement in the U.S. also provided a catalyst for increasing valuations.

The domestic economy maintained its modest pace of 2% GDP growth for a second straight year.  Economic indicators exhibited more signs of growth.  Unemployment dropped substantially to 7.8% with stronger consumer spending, an improving housing sector and a pick-up in federal defense spending.  Federal Reserve Chairman Ben Bernanke’s decision to benchmark interest rate increases to unemployment of 6.5% or below and inflation of 2% or above provides transparency to expectations for future interest rate increases.  Rebuilding efforts from superstorm Sandy’s devastation likely will add slightly to growth over the next several quarters.

The new fiscal plan should offer a degree of confidence that Washington is working toward a possible solution to the deficit problem, but it did leave a number of issues unresolved.  With a current deficit of nearly $1.1 trillion and tax increases totaling less than $100 million over the next decade, a longer term solution will need to include a blend of revenue increases and spending reductions.  Future negotiations will still be in the headlines as spending cuts likely will be an even tougher agreement than tax increases leaving the market vulnerable to some level of volatility.

Corporate earnings growth has been relatively steady throughout the recovery.  While investors have favored different segments of the market at different points of the recovery, Geneva remains focused on owning unique businesses that we believe have the potential to deliver superior cash flow and earnings growth.  We believe this approach has contributed to our long term performance.

The Geneva Advisors All Cap Growth Fund Institutional share class had a 4.91% return for the six month period ended February 28, 2013 versus 6.62% for the Russell 3000 Growth Total Return Index.  The Retail share class had a return of 4.70% for the six months ended February 28, 2013.  Top sectors contributing to the All Cap Growth Fund performance for the period were Industrials and Energy.  The sectors detracting from performance were Health Care and Consumer Staples.  The top stocks adding value were FleetCor, Kansas City Southern, and MasterCard.  The stocks negatively impacting performance were Apple, The Fresh Market and Teradata.  Also during this six month time period, high earnings growth stocks (stocks with historically long-term earnings growth rates greater than 20%) significantly underperformed the Russell 3000 Growth Total Return Index.  This high growth segment of the market, which is our primary area of focus, had negative performance for the six month period.  Our overweight to this segment resulted in a negative allocation effect.  At the portfolio level, the companies we own, in our opinion, have strong fundamentals and open-ended growth.  We believe they are attractive from a valuation stand point.

For the six months ended February 28, 2013, the Geneva Advisors Equity Income Fund Institutional share class returned 10.35% versus 13.15% for its benchmark, the Russell

1000 Value Total Return Index.  The Retail share class had a return of 10.17% for the six month period ended February 28, 2013.  Top contributing sectors to performance were Energy and Utilities.  The bottom contributors by sector were Information Technology and Telecomm.  The top performing holdings were Plains All American, Magellan Midstream Partners and Home Depot.  The underperforming holdings were Digital Realty Trust, Apple and SeaDrill.  Also during this six month time period, stocks with a dividend yield above 2% underperformed the Russell 1000 Value Total Return Index.  Given our focus on income, we were overweight this segment of the market, resulting in a negative allocation effect.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our fund.  We have also continued to invest in the business and maintain our dedication as we seek to deliver long-term investment performance.

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Funds may invest in mid-cap, small-cap and/or micro cap companies, which involve additional risks such as limited liquidity and greater volatility than large-cap companies.  The Funds may also invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  Theses risks are greater for emerging markets.  The Equity Income Fund may invest in REITs, which will experience risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  The Equity Income Fund may also invest in MLPs, whereby investment returns may be enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.

The Russell 3000 Growth Total Return Index consist of the growth segment of the 3,000 companies in the Russell 3000 Index.  The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.  One cannot invest directly in an index.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.  One cannot invest directly in an index.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Must be preceded or accompanied by a prospectus.

Geneva Advisors Funds
Expense Example (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/12 - 2/28/13).

Actual Expenses

The first four lines of the following table provides information about actual account values and actual expenses.  Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example.  The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second four lines of the table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

Geneva Advisors Funds
Expense Example (Unaudited) (Continued)

shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second four lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/2012	2/28/13	9/1/12 - 2/28/13	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,047.00	$7.36	1.45%
Class I	$1,000.00	$1,049.10	$5.59	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,101.70	$7.56	1.45%
Class I	$1,000.00	$1,103.50	$5.74	1.10%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	9/1/2012	2/28/13	9/1/12 - 2/28/13	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,019.34	$5.51	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,017.60	$7.25	1.45%
Class I	$1,000.00	$1,019.34	$5.51	1.10%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of February 28, 2013 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2013

	Annualized
			Since
	One	Three	Inception
	Year	Years	(9/28/07)
Class R	(1.03)%	14.13%	2.74%
Class I	(0.63)%	14.45%	3.04%
Russell 3000 Growth Index	13.46%	13.50%	3.80%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*	Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation.  The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations.  The Fund’s investment strategy focuses on identifying stocks within multiple industry groups.  The Fund has wide flexibility in types of securities used to generate a current income yield.  The Fund’s allocation of portfolio holdings as of February 28, 2013 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of February 28, 2013

	Annualized
		Since
	One	Inception
	Year	(4/30/10)
Class R	9.49%	14.30%
Class I	9.84%	14.67%
Russell 1000 Value Index	17.63%	10.99%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*	Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
February 28, 2013 (Unaudited)

	Shares	Value

COMMON STOCKS 95.08%

Activities Related to Credit Intermediation 2.82%
FleetCor Technologies, Inc. (a)	100,393	$7,008,436

Aerospace Product and Parts Manufacturing 1.40%
TransDigm Group, Inc.	24,497	3,486,903

Building Material and Supplies Dealers 2.91%
Fastenal Co.	140,358	7,246,684

Cable and Other Subscription Programming 2.25%
Discovery Communications, Inc. (a)	76,311	5,595,886

Communications Equipment Manufacturing 6.46%
SBA Communications Corp. (a)	118,901	8,456,239
Trimble Navigation Ltd. (a)	128,001	7,607,100
		16,063,339

Computer and Peripheral
Equipment Manufacturing 2.48%
Apple, Inc.	13,933	6,150,026

Computer Systems Design and Related Services 2.72%
SolarWinds, Inc. (a)	119,736	6,760,295

Electronic Shopping and Mail-Order Houses 7.22%
Amazon.com, Inc. (a)	35,331	9,336,923
eBay, Inc. (a)	157,219	8,596,735
		17,933,658

Engine, Turbine, and Power Transmission
Equipment Manufacturing 0.98%
Cummins, Inc.	20,896	2,421,219

Full-Service Restaurants 1.48%
Chipotle Mexican Grill, Inc. (a)	11,637	3,686,485

Grocery Stores 1.50%
The Fresh Market, Inc. (a)	79,778	3,719,250

Legal Services 3.26%
Mastercard, Inc.	15,633	8,095,080

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2013 (Unaudited)

	Shares	Value

Management, Scientific, and
Technical Consulting Services 4.60%
Salesforce.com, Inc. (a)	46,918	$7,939,464
Workday, Inc. (a)	63,492	3,510,473
		11,449,937

Medical Equipment and
Supplies Manufacturing 5.73%
Edwards Lifesciences Corp. (a)	61,437	5,279,281
Intuitive Surgical, Inc. (a)	17,566	8,956,728
		14,236,009

Miscellaneous Nondurable Goods
Merchant Wholesalers 2.99%
Monsanto Co.	73,566	7,432,373

Office Administrative Services 2.34%
Gartner, Inc. (a)	116,694	5,806,694

Oil and Gas Extraction 6.88%
Cabot Oil & Gas Corp.	130,768	8,103,693
Continental Resources, Inc. (a)	102,373	9,008,824
		17,112,517

Other Financial Investment Activities 2.09%
Financial Engines, Inc. (a)	95,110	3,108,195
Virtus Investment Partners, Inc. (a)	12,436	2,089,372
		5,197,567

Other General Merchandise Stores 4.24%
Tractor Supply Co.	101,399	10,544,482

Other Information Services 2.91%
Facebook, Inc. (a)	93,311	2,542,724
LinkedIn Corp. (a)	27,821	4,678,936
		7,221,660

Other Professional, Scientific, and Technical Services 3.18%
Alliance Data Systems Corp. (a)	49,760	7,896,414

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2013 (Unaudited)

	Shares	Value

Pharmaceutical and Medicine Manufacturing 4.62%
Celgene Corp. (a)	51,332	$5,296,436
Gilead Sciences, Inc. (a)	86,448	3,692,194
IDEXX Laboratories, Inc. (a)	27,133	2,499,492
		11,488,122

Rail Transportation 3.88%
Kansas City Southern	93,572	9,635,109

Restaurants and Other Eating Places 1.64%
Starbucks Corp.	74,443	4,080,965

Securities and Commodity Contracts
Intermediation and Brokerage 2.81%
T Rowe Price Group, Inc.	97,949	6,972,989

Semiconductor and Other Electronic
Component Manufacturing 1.08%
QUALCOMM, Inc.	40,906	2,684,661
Software Publishers 5.26%
Catamaran Corp. (a)(b)	177,567	9,537,124
Ultimate Software Group, Inc. (a)	35,949	3,532,708
		13,069,832

Support Activities for Mining 1.17%
Atwood Oceanics, Inc. (a)	56,785	2,904,553

Waste Treatment and Disposal 3.19%
Stericycle, Inc. (a)	82,783	7,940,545

Wired Telecommunications Carriers 0.99%
Valmont Industries, Inc.	15,640	2,464,082
TOTAL COMMON STOCKS (Cost $188,773,660)		236,305,772

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
February 28, 2013 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 4.76%

Other Investment Pools and Funds 4.76%
Fidelity Institutional Money Market Portfolio	$11,817,150	$11,817,150
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,817,150)		11,817,150
Total Investments (Cost $200,590,810) 99.84%		248,122,922
Other Assets in Excess of Liabilities 0.16%		388,089
TOTAL NET ASSETS 100.00%		$248,511,011

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
February 28, 2013 (Unaudited)
	Shares	Value

COMMON STOCKS 89.94%

Animal Slaughtering and Processing 2.08%
ConAgra Foods, Inc.	66,837	$2,279,810

Beverage Manufacturing 1.90%
Diageo PLC ADR	17,375	2,079,961

Building Material and Supplies Dealers 4.10%
Home Depot, Inc.	65,547	4,489,969

Computer Systems Design and Related Services 3.88%
Accenture PLC (a)	57,184	4,252,202

Depository Credit Intermediation 3.89%
JPMorgan Chase & Co.	65,201	3,189,633
Wells Fargo & Co.	30,303	1,063,029
		4,252,662

Drycleaning and Laundry Services 1.05%
Healthcare Services Group, Inc.	47,845	1,153,065

Electric Power Generation,
Transmission and Distribution 6.20%
Brookfield Infrastructure Partners LP (a)	85,442	3,387,775
ITC Holdings Corp.	40,157	3,394,070
		6,781,845

Fruit and Vegetable Preserving and
Specialty Food Manufacturing 1.96%
B & G Foods, Inc.	73,010	2,146,494

Health and Personal Care Stores 3.90%
Walgreen Co.	104,273	4,268,937

Local Messengers and Local Delivery 2.02%
United Parcel Service, Inc.	26,746	2,210,557

Medical Equipment and Supplies Manufacturing 2.22%
Rockwell Automation, Inc.	26,823	2,423,190

Metal Ore Mining 2.13%
BHP Billiton Ltd. ADR	31,182	2,334,285

Motion Picture and Video Industries 0.99%
Time Warner, Inc.	20,390	1,084,136

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2013 (Unaudited)

	Shares	Value

Oil and Gas Extraction 2.94%
Enterprise Products Partners LP	56,822	$3,220,103

Other Furniture Related Product Manufacturing 1.72%
Leggett & Platt, Inc.	61,481	1,880,089

Other General Purpose Machinery Manufacturing 1.98%
Dover Corp.	29,600	2,171,160

Other Investment Pools and Funds 3.59%
Macquarie Infrastructure Co. LLC	76,444	3,927,693

Other Pipeline Transportation 6.63%
Plains All American Pipeline LP	132,601	7,259,905

Petroleum and Coal Products Manufacturing 3.36%
Chevron Corp.	31,268	3,663,046

Pharmaceutical and Medicine Manufacturing 0.97%
Abbott Laboratories	31,528	1,065,331

Pipeline Transportation of Crude Oil 5.76%
Magellan Midstream Partners LP	125,670	6,303,607

Rail Transportation 4.02%
Union Pacific Corp.	32,095	4,400,545

Residential Building Construction 2.19%
Brookfield Asset Management, Inc. (a)	63,288	2,392,286

Restaurants and Other Eating Places 1.70%
McDonald’s Corp.	19,412	1,861,611

Securities and Commodity Contracts
Intermediation and Brokerage 4.36%
T Rowe Price Group, Inc.	67,129	4,778,913

Semiconductor and Other Electronic
Component Manufacturing 0.98%
Microchip Technology, Inc.	29,405	1,072,400

Soap, Cleaning Compound, and
Toilet Preparation Manufacturing 2.02%
Tupperware Brands Corp.	28,207	2,206,634

Support Activities for Mining 4.25%
Ensco PLC (a)	46,215	2,779,370

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
February 28, 2013 (Unaudited)

	Shares	Value

Support Activities for Mining 4.25% (Continued)
Seadrill Limited (a)	50,969	$1,869,033
		4,648,403

Tobacco Manufacturing 1.48%
Philip Morris International, Inc.	17,706	1,624,526

Warehousing and Storage 1.70%
Iron Mountain, Inc.	53,784	1,855,548

Water, Sewage and Other Systems 2.32%
American Water Works Co., Inc.	64,421	2,541,408

Wholesale Electronic Markets
and Agents and Brokers 1.65%
Genuine Parts Co.	25,392	1,803,594
TOTAL COMMON STOCKS (Cost $81,734,410)		98,433,915

REAL ESTATE INVESTMENT TRUSTS 8.57%

Lessors of Real Estate 8.57%
American Tower Corp.	55,301	4,291,358
Digital Realty Trust, Inc.	28,882	1,934,516
Simon Property Group, Inc.	19,888	3,159,408
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $7,388,563)		9,385,282

	Principal
	Amount
SHORT-TERM INVESTMENTS 1.34%

Other Investment Pools and Funds 1.34%
Fidelity Institutional Money Market Portfolio	$1,468,596	1,468,596

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,468,596)		1,468,596
Total Investments (Cost $90,591,569) 99.85%		109,287,793
Other Assets in Excess of Liabilities 0.15%		165,421
TOTAL NET ASSETS 100.00%		$109,453,214

Percentages are stated as a percent of net assets.

ADR  American Depositary Receipt
(a)	Foreign Issued Security.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities
February 28, 2013 (Unaudited)

	All Cap	Equity
	Growth Fund	Income Fund

ASSETS
Investments, at value (cost 200,590,810
and $90,591,569, respectively)	$248,122,922	$109,287,793
Receivable for Fund shares sold	229,913	203,276
Receivable for investments sold	2,709,624	—
Dividends and interest receivable	45,561	244,014
Cash	—	6,476
Other assets	23,773	17,280
TOTAL ASSETS	251,131,793	109,758,839

LIABILITIES
Payable for Fund shares redeemed	$126,584	$3,274
Payable for investments purchased	2,171,705	165,449
Payable to affiliates	110,992	53,069
Payable to Advisor	161,806	67,023
Payable for distribution fees	11,892	1,419
Payable for shareholder servicing fees	18,545	1,803
Accrued expenses and other liabilities	19,258	13,588
TOTAL LIABILITIES	2,620,782	305,625
NET ASSETS	$248,511,011	$109,453,214

Net assets consist of:
Paid-in capital	$227,462,681	$90,844,505
Accumulated net investment income (loss)	(227,562)	207,354
Accumulated net realized loss	(26,256,220)	(294,869)
Net unrealized appreciation on investments	47,532,112	18,696,224
NET ASSETS	$248,511,011	$109,453,214

CLASS R SHARES
Net assets	$49,569,373	$5,485,841
Shares of beneficial interest outstanding (unlimited number of
shares authorized, $0.001 par value)	2,140,011	192,926
Net asset value, redemption price and offering price per share(1)	$23.16	$28.43

CLASS I SHARES
Net assets	$198,941,638	$103,967,373
Shares of beneficial interest outstanding (unlimited number of
shares authorized, $0.001 par value)	8,460,170	3,643,393
Net asset value, redemption price and offering price per share(1)	$23.52	$28.54

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Six Months Ended February 28, 2013 (Unaudited)

	All Cap	Equity
	Growth Fund	Income Fund

INVESTMENT INCOME
Dividend income(1)	$1,168,889	$1,140,210
Interest income	3,624	1,884
TOTAL INVESTMENT INCOME	1,172,513	1,142,094

EXPENSES
Investment advisory fees	1,314,433	533,381
Administration fees	113,611	55,355
Distribution fees - Class R shares	61,173	6,223
Transfer agent fees and expenses	48,828	13,540
Fund accounting fees	46,492	27,679
Shareholder servicing fees - Class R shares	24,469	2,489
Federal and state registration fees	23,835	18,955
Audit and tax fees	13,996	11,082
Custody fees	13,481	5,171
Reports to shareholders	9,200	2,671
Legal fees	8,410	4,340
Chief Compliance Officer fees and expenses	4,520	4,463
Trustees’ fees and related expenses	2,961	2,973
Other expenses	5,124	2,620
TOTAL EXPENSES	1,690,533	690,942
Less waivers and reimbursement
by Adviser (Note 4)	(290,458)	(148,849)
NET EXPENSES	1,400,075	542,093
NET INVESTMENT INCOME (LOSS)	(227,562)	600,001

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS
Net realized gain on investments	3,056,485	2,130,513
Net change in unrealized appreciation on investments	7,748,772	7,036,389
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS	10,805,257	9,166,902
NET INCREASE IN NET ASSETS
FROM OPERATIONS	$10,577,695	$9,766,903

(1)	Net of $1,084 and $9,701 in foreign withholding tax and fees for the All Cap Growth Fund and Equity Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
FROM OPERATIONS
Net investment loss	$(227,562)	$(1,602,875)
Net realized gain (loss) on investments	3,056,485	(22,694,851)
Net change in unrealized
appreciation on investments	7,748,772	17,327,863
Net increase (decrease) in
net assets from operations	10,577,695	(6,969,863)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	4,224,108	19,859,997
Proceeds from shares sold - Class I	43,614,566	133,396,034
Payments for shares redeemed - Class R(1)	(7,879,157)	(19,328,799)
Payments for shares redeemed - Class I(2)	(45,278,391)	(40,775,968)
Net increase (decrease) in net assets
from capital share transactions	(5,318,874)	93,151,264
TOTAL INCREASE IN NET ASSETS	5,258,821	86,181,401

NET ASSETS:
Beginning of Period	243,252,190	157,070,789
End of Period	$248,511,011	$243,252,190
ACCUMULATED NET
INVESTMENT LOSS	$(227,562)	$—

(1)	Net of redemption fees of $770 and $16,264 for the six months ended February 28, 2013 and the year ended August 31, 2012, respectively.
(2)	Net of redemption fees of $12,256 and $12,906 for the six months ended February 28, 2013 and the year ended August 31, 2012, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2013	Year Ended
	(Unaudited)	August 31, 2012
FROM OPERATIONS
Net investment income	$600,001	$902,406
Net realized gain (loss) on investments	2,130,513	(2,355,669)
Net change in unrealized
appreciation on investments	7,036,389	9,060,963
Net increase in net assets from operations	9,766,903	7,607,700

FROM DISTRIBUTIONS
Net investment income - Class R	(15,865)	(49,715)
Net investment income - Class I	(400,552)	(842,365)
Net realized gain on investments - Class R	—	(149)
Net realized gain on investments - Class I	—	(2,010)
Net decrease in net assets resulting
from distributions paid	(416,417)	(894,239)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	656,778	2,086,708
Proceeds from shares sold - Class I	13,600,035	53,849,369
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	15,715	49,314
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	391,337	802,496
Payments for shares redeemed - Class R(1)	(496,161)	(671,006)
Payments for shares redeemed - Class I(2)	(6,645,419)	(11,217,272)
Net increase in net assets
from capital share transactions	7,522,285	44,899,609
TOTAL INCREASE IN NET ASSETS	16,872,771	51,613,070

NET ASSETS:
Beginning of Period	92,580,443	40,967,373
End of Period	$109,453,214	$92,580,443
ACCUMULATED NET INVESTMENT INCOME	$207,354	$23,770

(1)	Net of redemption fees of $566 and $265 for the six months ended February 28, 2013 and the year ended August 31, 2012, respectively.
(2)	Net of redemption fees of $1,143 and $9,066 for the six months ended February 28, 2013 and the year ended August 31, 2012, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period
	February 28,					Ended
	2013	Year Ended August 31,				August 31,
	(Unaudited)	2012	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$22.12	$22.69	$16.97	$13.80	$17.74	$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.05)	(0.24)	(0.29)	(0.18)	(0.09)	(0.15)
Net realized and unrealized
gain (loss) on investments	1.09	(0.34)	6.01	3.35	(3.85)	(2.11)
Total from investment operations	1.04	(0.58)	5.72	3.17	(3.94)	(2.26)

Less distributions paid:
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$23.16	$22.12	$22.69	$16.97	$13.80	$17.74
Total Return	4.70%	(2.51)%	33.71%	22.97%	(22.21)%	(11.30)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$49,569	$51,033	$52,761	$5,206	$3,411	$2,296
Ratio of expenses to average
net assets before waiver
and reimbursements(4)	1.69%	1.71%	1.85%	2.22%	2.97%	3.30%
Ratio of expenses to average
net assets after waiver
and reimbursements(4)	1.45%	1.45%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(4)	(0.71)%	(1.35)%	(1.62)%	(1.86)%	(2.22)%	(2.62)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(4)	(0.47)%	(1.09)%	(1.27)%	(1.14)%	(0.75)%	(0.82)%
Portfolio turnover rate(5)	40.6%	102.2%	57.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Annualized for periods less than a full year.
(5)	Not annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended					Period
	February 28,					Ended
	2013	Year Ended August 31,				August 31,
	(Unaudited)	2012	2011	2010	2009	2008(1)
Net Asset Value,
Beginning of Period	$22.42	$22.91	$17.10	$13.88	$17.79	$20.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.01)	(0.16)	(0.20)	(0.15)	(0.05)	(0.10)
Net realized and unrealized
gain (loss) on investments	1.11	(0.33)	6.01	3.37	(3.86)	(2.11)
Total from investment operations	1.10	(0.49)	5.81	3.22	(3.91)	(2.21)

Less distributions paid:
From net investment income	—	—	—	—	0.00 (3)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$23.52	$22.42	$22.91	$17.10	$13.88	$17.79
Total Return	4.91%	(2.14)%	33.98%	23.20%	(21.97)%	(11.05)%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$198,942	$192,219	$104,310	$32,772	$17,155	$13,423
Ratio of expenses to average
net assets before waiver
and reimbursements(4)	1.34%	1.36%	1.59%	1.97%	2.73%	3.05%
Ratio of expenses to average
net assets after waiver
and reimbursements(4)	1.10%	1.10%	1.23%	1.25%	1.25%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements(4)	(0.36)%	(1.00)%	(1.27)%	(1.63)%	(1.90)%	(2.37)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements(4)	(0.12)%	(0.74)%	(0.91)%	(0.91)%	(0.42)%	(0.57)%
Portfolio turnover rate(5)	40.6%	102.2%	57.8%	75.6%	107.9%	103.1%

(1)	The Fund commenced operations on September 28, 2007.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Annualized for periods less than a full year.
(5)	Not annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended			Period
	February 28,	Year Ended		Ended
	2013	August 31,		August 31,
	(Unaudited)	2012	2011	2010(1)
Net Asset Value, Beginning of Period	$25.90	$23.34	$20.14	$20.00

Income from
investment operations:
Net investment income(2)	0.12	0.27	0.26	0.10
Net realized and unrealized
gain on investments	2.49	2.59	3.20	0.04
Total from investment operations	2.61	2.86	3.46	0.14

Less distributions paid:
From net investment income	(0.08)	(0.30)	(0.25)	—
From net realized gain on investments	—	0.00 (3)	(0.01)	—
Total distributions paid	(0.08)	(0.30)	(0.26)	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	—
Net Asset Value, End of Period	$28.43	$25.90	$23.34	$20.14
Total Return	10.17%	12.30%	17.20%	0.70%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,486	$4,831	$2,976	$993
Ratio of expenses to average net assets before waiver
and reimbursements(4)	1.76%	1.83%	2.15%	5.36%
Ratio of expenses to average net assets after waiver
and reimbursements(4)	1.45%	1.45%	1.49%	1.50%
Ratio of net investment income (loss) to average
net assets before waiver and reimbursements(4)	0.59%	0.69%	0.45%	(2.39)%
Ratio of net investment income to average
net assets after waiver and reimbursements(4)	0.90%	1.07%	1.11%	1.47%
Portfolio turnover rate(5)	34.7%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Annualized for periods less than a full year.
(5)	Not annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended			Period
	February 28,	Year Ended		Ended
	2013	August 31,		August 31,
	(Unaudited)	2012	2011	2010(1)
Net Asset Value, Beginning of Period	$25.98	$23.39	$20.18	$20.00

Income from
investment operations:
Net investment income(2)	0.17	0.35	0.33	0.13
Net realized and unrealized
gain on investments	2.51	2.59	3.19	0.05
Total from investment operations	2.68	2.94	3.52	0.18

Less distributions paid:
From net investment income	(0.12)	(0.35)	(0.30)	—
From net realized gain on investments	—	0.00 (3)	(0.01)	—
Total distributions paid	(0.12)	(0.35)	(0.31)	—
Paid-in capital from redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Net Asset Value, End of Period	$28.54	$25.98	$23.39	$20.18
Total Return	10.35%	12.66%	17.49%	0.90%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$103,967	$87,750	$37,991	$9,983
Ratio of expenses to average net assets before waiver
and reimbursements(4)	1.41%	1.47%	1.87%	5.53%
Ratio of expenses to average net assets after waiver
and reimbursements(4)	1.10%	1.10%	1.23%	1.25%
Ratio of net investment income (loss) to average
net assets before waiver and reimbursements(4)	0.95%	1.03%	0.77%	(2.40)%
Ratio of net investment income to average
net assets after waiver and reimbursements(4)	1.26%	1.40%	1.41%	1.88%
Portfolio turnover rate(5)	34.7%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Annualized for periods less than a full year.
(5)	Not annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
February 28, 2013 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Investment Management of Chicago, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2013:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

All Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$236,305,772	$—	$—	$236,305,772
Total Equity	236,305,772	—	—	236,305,772
Short-Term Investments	—	11,817,150	—	11,817,150
Total Investments
in Securities	$236,305,772	$11,817,150	$—	$248,122,922

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$98,433,915	$—	$—	$98,433,915
Real Estate
Investment Trusts	9,385,282	—	—	9,385,282
Total Equity	107,819,197	—	—	107,819,197
Short-Term Investments	—	1,468,596	—	1,468,596
Total Investments
in Securities	$107,819,197	$1,468,596	$—	$109,287,793

During the six months ended February 28, 2013, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 3 securities throughout the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Six Months Ended	Year Ended
	February 28, 2013	August 31, 2012
All Cap Growth Fund
Class R	$770	$16,264
Class I	12,256	12,906
Equity Income Fund
Class R	566	265
Class I	1,143	7,406

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

	Ordinary*	Long-Term*
	Income	Capital Gains
All Cap Growth Fund
Year Ended August 31, 2011	$—	$—
Year Ended August 31, 2012	—	—

	Ordinary	Long-Term
	Income	Capital Gains
Equity Income Fund
Period Ended August 31, 2011	$386,647	$—
Year Ended August 31, 2012	$893,191	$1,048

*	There were no distributions paid to shareholders in All Cap Growth Fund during the years ended August 31, 2011 and August 31, 2012.

As of August 31, 2012, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$203,833,868	$80,273,066
Gross tax unrealized appreciation	41,683,966	12,629,160
Gross tax unrealized depreciation	(2,402,218)	(430,175)
Net tax unrealized appreciation	39,281,748	12,198,985
Undistributed ordinary income	—	—
Undistributed long-term capital gain	—	—
Total distributable earnings	—	—
Other accumulated losses	(28,811,113)	(2,940,762)
Total accumulated gains	$10,470,635	$9,258,223

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

At August 31, 2012, the All Cap Growth Fund had capital loss carryovers of $2,750,881 and $3,139,650, which will expire on August 31, 2017 and August 31, 2018, respectively, as well as short-term capital losses of $2,056,914, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the All Cap Growth Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended August 31, 2012, prior to any other amounts.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended August 31, 2012, the following table shows the reclassifications made:

	All Cap	Equity
	Growth Fund	Income Fund
Undistributed Net Investment Income (Loss)	$1,602,875	$(29,706)
Accumulated Net Realized Gain (Loss)	$—	$38,222
Paid-in Capital	$(1,602,875)	$(8,516)

At August 31, 2012, the following funds deferred, on a tax basis, post-October losses of:

	NII Deferral	Capital Deferral
All Cap Growth Fund	$—	$20,863,668
Equity Income Fund	$10	$2,378,203

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2012.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2012.  At August 31, 2012, the fiscal years 2009-2012 remain open to examination for the All Cap Growth Fund and the fiscal years 2010-2012 remain open to examination for the Equity Income Fund in the Funds’ major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.25% before August 1, 2011 and 1.10% on and after August 1, 2011 of the Funds’ average daily net assets.

The Advisor has agreed to waive its management fee and/or reimburse the Funds’ other expenses at least through December 29, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

expenses such as litigation) do not exceed 1.50% of Class R shares and 1.25% of Class I shares before August 1, 2011 and 1.45% of Class R shares and 1.10% of Class I shares on and after August 1, 2011 of each Fund’s average daily net assets.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity
	Growth Fund	Income Fund
August 31, 2013	$119,640	$80,835
August 31, 2014	347,150	193,733
August 31, 2015	504,192	255,432
February 29, 2016	290,459	148,849

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of each Fund’s average daily net assets of Class R shares for shareholder servicing.  During the six months ended February 28, 2013, expenses of $61,173 and $6,223 were accrued pursuant to the 12b-1 Plan for the All Cap Growth Fund and Equity Income Fund, respectively.  During the same period, expenses of $24,469 and $2,489 were accrued pursuant to the shareholder servicing plan for the All Cap Growth Fund and Equity Income Fund, respectively.

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  For the six months ended February 28, 2013, administration fees of $113,611 were incurred for the Geneva Advisors All Cap Growth Fund.  At February 28, 2013, the Administrator was owed fees of $56,532 for the Geneva Advisors All Cap Growth Fund.  For the six months ended February 28, 2013, administration fees

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

of $55,355 were incurred for the Geneva Advisors Equity Income Fund.  At February 28, 2013, the Administrator was owed fees of $28,421 for the Geneva Advisors Equity Income Fund.

USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank N.A. (“US Bank”), an affiliate of USBFS, serves as the Funds’ custodian.  For the six months ended February 28, 2013, the Geneva Advisors All Cap Growth Fund incurred $46,493, $48,828, and $13,481 in fund accounting, transfer agency, and custody fees, respectively.  For the six months ended February 28, 2013, the Geneva Advisors Equity Income Fund incurred $27,679, $13,540, and $5,171 in fund accounting, transfer agency, and custody fees, respectively.  At February 28, 2013, fees of $24,219, $20,784, and $7,184 were owed for fund accounting, transfer agency, and custody fees, respectively for the Geneva Advisors All Cap Growth Fund.  At February 28, 2013, fees of $14,287, $5,667, and $2,481 were owed for fund accounting, transfer agency, and custody fees, respectively for the Geneva Advisors Equity Income Fund.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended February 28, 2013, $4,520 and $4,463 of the Trust’s Chief Compliance Officer fee was allocated to the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund, respectively.  At February 28, 2013 fees of $2,274 and $2,212 were owed to the Chief Compliance Officer from the Geneva Advisors All Cap Growth Fund and Geneva Advisors Equity Income Fund, respectively.

(7)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Six Months Ended	Year Ended
Class R	February 28, 2013	August 31, 2012
Shares Sold	186,892	891,012
Shares Redeemed	(353,956)	(909,676)
Net Increase (Decrease)	(167,064)	(18,664)

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

	Six Months Ended	Year Ended
Class I	February 28, 2013	August 31, 2012
Shares Sold	1,910,539	5,892,161
Shares Redeemed	(2,025,390)	(1,869,412)
Net Increase	(114,851)	4,022,749
Equity Income Fund
	Six Months Ended	Year Ended
Class R	February 28, 2013	August 31, 2012
Shares Sold	24,518	83,858
Shares Issued to Holders in
Reinvestment of Distributions	604	1,963
Shares Redeemed	(18,706)	(26,802)
Net Increase	6,416	59,019

	Six Months Ended	Year Ended
Class I	February 28, 2013	August 31, 2012
Shares Sold	501,698	2,168,578
Shares Issued to Holders in
Reinvestment of Distributions	15,009	31,884
Shares Redeemed	(250,601)	(447,342)
Net Increase	266,106	1,753,122

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended February 28, 2013 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

	All Cap	Equity
	Growth Fund	Income Fund
Purchases	$95,184,311	$42,665,894
Sales	$109,725,217	$33,134,817

(9)	Recent Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986, and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Geneva Advisors Funds
Notes to Financial Statements (Continued)
February 28, 2013 (Unaudited)

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

(10)	Line of Credit

At February 28, 2013, the All Cap Growth Fund and Equity Income Fund each had a line of credit in the amount of $21,000,000 and $7,000,000, respectively, which both mature August 15, 2013.  These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Interest will be accrued at the prime rate.  The credit facility is with the Funds’ custodian, US Bank.  During the six months ended February 28, 2013, neither Fund utilized the line of credit.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal year ended August 31, 2012 as dividends qualifying for the dividends received deduction available to corporate shareholders:

All Cap Growth Fund	0.00%
Equity Income Fund	93.30%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal year ended August 31, 2012, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

All Cap Growth Fund	0.00%
Equity Income Fund	93.27%

For the fiscal year ended August 31, 2012, the Funds designated taxable ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) as follows:

All Cap Growth Fund	0.00%
Equity Income Fund	0.12%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and	26	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 57		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	26	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 56		2001	(1986–Present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	26	Independent
615 E. Michigan St.		Term; Since	Chief Administrative		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and		Multi-Asset
Age: 69		2009	Chief Compliance		Endowment fund
			Officer (“CCO”),		complex (three
			Granite Capital		closed-end
			International Group,		investment
			L.P. (an investment		companies);
			management firm)		Independent
			(1994–2011); Vice		Trustee, Gottex
			President, Secretary,		Multi-Alternatives
			Treasurer and CCO of		fund complex
			Granum Series Trust (an		(three closed-end
			open-end investment		investment
			company) (1997–2007);		companies);
			President, CAO and CCO,		Independent
			Granum Securities, LLC		Manager, Ramius
			(a broker-dealer)		IDF fund
			(1997–2007).		complex (two
closed-end
investment
companies).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	26	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 50		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President	Term; Since	Administrator,
Milwaukee, WI 53202	and	January 24,	U.S. Bancorp Fund
Age: 55	Principal	2013	Services, LLC
	Executive		(2004–present).
Officer

Robert M. Slotky	Vice	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	President,	Term; Since	President, U.S.
Milwaukee, WI 53202	Chief	January 26,	Bancorp Fund
Age: 65	Compliance	2011	Services, LLC
	Officer and		(2001–present).
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 33		2005	(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 39	and	2013	Services LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202	July 21,	U.S. Bancorp Fund
Age: 30	2011	Services, LLC
(2008-present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 1-877-343-6382 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Geneva Advisors Funds

Investment Advisor
Geneva Investment Management of Chicago, LLC
181 W. Madison Street, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     May 2, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     May 2, 2013

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     May 2, 2013

* Print the name and title of each signing officer under his or her signature.